Cover	Sep. 24, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 24, 2026
Entity File Number	001-42626
Entity Registrant Name	LIMINATUS PHARMA, INC.
Entity Central Index Key	0001971387
Entity Tax Identification Number	93-2710748
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2251 Stern Goodman Street
Entity Address, Address Line Two	Suite E
Entity Address, City or Town	Fullerton
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92833
City Area Code	213
Local Phone Number	273-5453
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Class A [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	LIMN
Security Exchange Name	NASDAQ
Warrant [Member]
Title of 12(b) Security	Warrants
Trading Symbol	LIMNW
Security Exchange Name	NASDAQ